Reportable Segments and Geographic Information	9 Months Ended
Sep. 30, 2022
Segment Reporting [Abstract]
Reportable Segments and Geographic Information

12. Reportable Segments and Geographic Information

The Company is organized into four operating segments based on the characteristics of its renewable power generation, dispensing portfolio, and the nature of other products and services. During the second quarter of 2022, the Company changed its’ internal reporting to its executive leadership team (“Chief Operating Decision Makers”). We aligned our reportable segments disclosure to align with the information and internal reporting that is provided to our Chief Operating Decision Makers. Therefore, the Company reassessed its reportable segments and revised all the prior periods to make the segment disclosures comparable.

●	RNG Fuel. The RNG Fuel segment relates to all RNG supply and dispensing activities directly related to the generation and sale of brown gas and environmental credits, and consists of
○	Development and construction – RNG facilities in which long term gas right contracts have been, or are in the process of being ratified and the construction of RNG generation facilities.
○	RNG supply operating facilities – This includes the generation, extraction, and sale of RNG - plus associated RINs and LCFSs from landfills.
○	RNG and CNG fuel dispensing stations for vehicle fleets - This includes both dispensing/sale of brown gas and the environmental credit generation and monetization. The Company operates Fueling Stations that dispense gas for vehicles. This also includes the development and construction of these facilities.

For the three and nine months ended September 30, 2022, the Company has accounted for its interests in Pine Bend, Reynolds and Noble Road under the equity method of accounting and the results of operations of Beacon, New River, Central Valley, Emerald, Sapphire and Sunoma were consolidated in its condensed consolidated statement of operations. The Company has accounted for its interest in Beacon under the equity method of accounting for the period between January 1, 2021 and April 30, 2021 and had consolidated for the period between May 1, 2021 and September 30, 2021. The results of operations of Noble Road, Pine Bend, Sunoma and Beacon for the period between January 1, 2021 and September 30, 2021 were consolidated in its condensed consolidated statement of operations. As of September 30, 2022, Central Valley, Emerald, and Sapphire are not operational. Sunoma became operational in December 2021, Noble Road in January 2022, Pine Bend in September 2022 and New River in April 2022.

●	Fuel Station Services. Through its Fuel Station Services segment, the Company provides construction and maintenance services to third-party owners of vehicle Fueling Stations. This segment includes:

○	Service and maintenance contracts for RNG/CNG fueling sites. Includes a manufacturing division that builds Compact Fueling Systems and Defueling systems.
○	Third Party CNG Construction of Fueling Stations - Design/build and serve as general contractor for typically Guarantee Maximum Price or fixed priced contracts for customers typically lasting less than one year.

●	Renewable Power Portfolio. The Renewable Power portfolio segment generates renewable power through methane-rich landfills and digester gas collection systems which is then sold to public utilities throughout the United States. The Renewable Power portfolio operates primarily in Southern California.

●	Corporate. This segment consists of activities managed and maintained at the Company corporate level primarily including but not limited to:
○	Executive, accounting, finance, sales activities such as: payroll, stock compensation expense, travel and other related costs.
○	Insurance, professional fees (audit, tax, legal etc.).

The Company has determined that each of the four operating segments meets the characteristics of a reportable segment under U.S. GAAP. The Company’s activities and assets that are not associated with the four reportable segments are summarized in the “Other” category below. These include corporate investment income, interest income and interest expense, income tax expense, and other non-allocated costs.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Revenues:
Renewable Power	$49,247	$11,351	$69,335	$33,672
RNG Fuel	38,682	20,106	98,157	55,009
Fuel Station Services	23,763	18,383	56,448	35,560
Other(1)	166	6	293	55
Intersegment	(3,150)	(2,662)	(8,172)	(5,147)
Equity Method Investment(s)	(42,158)	—	(47,247)	(14,181)
	$66,550	$47,184	$168,814	$104,968

(1)	Other includes revenues of Fortistar Contracting LLC.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Interest and Financing Expense, Net:
Renewable Power	$(1,440)	$(1,043)	$(3,559)	$(3,113)
RNG Fuel	(189)	—	(240)	(24)
Corporate	853	(1,311)	(3,385)	(2,522)
	$(776)	$(2,354)	$(7,184)	$(5,659)

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Depreciation, Amortization, and Accretion:
Renewable Power	$1,176	$1,268	$4,283	$3,735
RNG Fuel	2,621	1,206	6,379	3,584
Fuel Station Services	129	107	331	316
Other(1)	31	32	95	96
Equity Method Investment(s)	(699)	—	(1,272)	(1,059)
	$3,258	$2,613	$9,816	$6,672

(1)	Other includes amortization of intangible assets and depreciation expense not allocated to any segment.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Net income: (loss)
Renewable Power	$1,098	$(1,676)	$(1,071)	$(6,526)
RNG Fuel	12,137	8,233	25,779	12,743
Fuel Station Services	2,109	2,807	5,523	5,488
Corporate	(13,669)	(8,591)	(33,329)	4,853
Equity Method Investment(s)	3,694	—	3,658	2,392
	$5,369	$773	$560	$18,950

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Cash paid for Purchases of Property, Plant, and Equipment:
Renewable Power	$500	$—	$1,800	$—
Fuel Station Services	3,353	10,519	6,653	10,519
RNG Fuel	25,937	18,452	76,496	52,874
	$29,790	$28,971	$84,949	$63,393

	September 30, 2022	December 31, 2021
Total Assets:
Renewable Power	$42,654	$43,728
RNG Fuel	387,434	215,512
Fuel Station Services	56,372	56,567
Corporate and other	120,888	17,887
Equity Method Investment(s)	48,708	47,150
	$656,056	$380,844

Geographic Information: The Company’s assets and revenue generating activities are domiciled in the United States.